SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Harris Teeter Supermarkets, Inc. Retirement and Savings Plan
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE I – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date these financial statements were issued. The Company has determined there are no other material subsequent events which require adjustment to or additional disclosure in the Plan’s financial statements.